INTELLECTUAL PROPERTY LICENSE (Details) - Boston Childrens Hospital Bch License - USD ($) $ in Thousands	Dec. 31, 2011	Dec. 31, 2016	Dec. 31, 2015
Intellectual Property License
Useful life	15 years
Initial license fee paid	$ 75
Capitalized license fees and milestone payments, gross		$ 200	$ 200